Changes in Accounting Policies and Disclosures (Policies)	12 Months Ended
Dec. 31, 2024
Disclosure Of Significant Accounting Policies [Abstract]
New Endorsed Standards, Amendments And Interpretations

New standards and amendments effective from January 1, 2024

The following new standards and amendments effective from January 1, 2024 were adopted by the Group for the first time in 2024 and did not have a material impact on these Consolidated Financial Statements.

In January 2020, the IASB issued amendments to IAS 1 — Presentation of Financial Statements: Classification of Liabilities as Current or Non-Current to clarify how to classify debt and other liabilities as current or non-current, and in particular how to classify liabilities with an uncertain settlement date and liabilities that may be settled by converting to equity. These amendments are effective on or after January 1, 2024.

In September 2022, the IASB issued amendments to IFRS 16 — Leases: Liability in a Sale and Leaseback to improve the requirements for sale and leaseback transactions, which specify the measurement of the liability arising in a sale and leaseback transaction, to ensure the seller-lessee does not recognize any amount of the gain or loss that relates to the right of use it retains. These amendments are effective on or after January 1, 2024.

In October 2022, the IASB issued amendments to IAS 1 — Presentation of Financial Statements: Non-current Liabilities with Covenants, that clarify how conditions with which an entity must comply within twelve months after the reporting period affect the classification of a liability. These amendments are effective on or after January 1, 2024.

In May 2023, the IASB issued amendments to IAS 7 — Statement of Cash Flows and IFRS 7 — Financial Instruments: Disclosures: Supplier Finance Arrangements, that introduce new disclosure requirements to enhance the transparency and usefulness of the information provided by entities about supplier finance arrangements and are intended to assist users of financial statements in understanding the effects of supplier finance arrangements on an entity’s liabilities, cash flows and exposure to liquidity risk. The amendments are effective on or after January 1, 2024.

New Standards, Amendments And Interpretations Not Yet Effective

New standards, amendments and interpretations not yet effective

The standards, amendments and interpretations issued by the IASB that will have mandatory application in 2025 or subsequent years are listed below. The Group has not early adopted any standard, interpretation or amendment that has been issued but is not yet effective.

In August 2023, the IASB issued amendments to IAS 21 — The Effects of Changes in Foreign Exchange Rates: Lack of Exchangeability, to clarify how an entity has to apply a consistent approach to assessing whether a currency is exchangeable into another currency and, when it is not, to determine the exchange rate to use and the disclosures to provide. These amendments are effective on or after January 1, 2025. The Group does not expect any material impact from the adoption of these amendments.

In April 2024, the IASB issued the new standard IFRS 18 — Presentation and Disclosure in Financial Statements, with the aim to give investors more transparent and comparable information about companies' financial performance through the introduction of three sets of new requirements: improved comparability in the income statement; enhanced transparency of management-defined performance measures; more useful grouping of information in the financial statements. The new standard will affect all companies using IFRS Accounting Standards and will replace IAS 1 — Presentation of Financial Statements (while some of its requirements will be carried forward in IFRS 18). The standard is effective on or after January 1, 2027 but early adoption is possible. The Group is currently assessing the impacts from the adoption of this standard.

In May 2024, the IASB issued amendments to IFRS 9 — Financial Instruments and IFRS 7 — Financial Instruments-Disclosure, with the aim to set financial liabilities using an electronic payment system and to assess contractual cash flow characteristics of financial assets, including those with environmental, social and governance (ESG)-linked features. They also amended disclosure requirements relating to investments in equity instruments designated at fair value through other comprehensive income and added disclosure requirements for financial instruments with contingent features that do not relate directly to basic lending risks and costs. The amendments are effective for annual reporting periods beginning on or after 1 January 2026, but early adoption is possible. The Group is currently assessing the impacts from the adoption of this standard.

In July 2024, the IASB published 'Annual Improvements to IFRS Accounting Standards — Volume 11'. It contains amendments to five standards as result of the IASB's annual improvements project (IFRS 1 — First-time Adoption of International Financial Reporting Standards, IFRS 7 — Financial Instruments: Disclosures, IFRS 9 — Financial Instruments, IFRS 10 — Consolidated Financial Statements, IAS 7 — Statement of Cash Flows). The amendments are effective for annual reporting periods beginning on or after 1 January 2026, with earlier application permitted.